EARNINGS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income	$ 845.7	$ 840.3	$ 796.9
Weighted average ordinary shares outstanding	110,617,625	116,913,913	125,205,504
Employee stock options, RSUs and PSUs	2,789,271	1,433,836	1,133,485
Diluted weighted average ordinary shares outstanding	113,406,896	118,347,749	126,338,989
Basic earnings per ordinary share	$ 7.65	$ 7.19	$ 6.37
Diluted earnings per ordinary share	$ 7.46	$ 7.1	$ 6.31